UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6629

Managed Municipals Portfolio Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

MANAGED MUNICIPALS PORTFOLIO INC.

FORM N-Q

AUGUST 31, 2004

Managed Municipals Portfolio Inc.

Schedule of Investments (unaudited) August 31, 2004

Face Amount	Rating(a)	Security	Value
MUNICIPAL BONDS AND NOTES - 98.9%

Alabama - 3.7%
$24,510,000	AAA	Jefferson County, AL Sewer Revenue, Capital Improvement Warrants, (Pre -Refunded - Escrowed with state and local government securities to 2/1/09 Call @ 101), Series A, FGIC-Insured, 5.375% due 2/1/36 (b)	$27,578,162

Alaska - 0.1%
600,000	A-1+	Valdez, AK Marine Terminal Revenue Refunding, (BP Pipelines Inc. Project), 1.350% due 7/1/37 (c)	600,000

Arizona - 1.5%
		Arizona State University COP, MBIA-Insured:
1,500,000	AAA	5.100% due 7/1/24	1,561,740
1,000,000	AAA	5.125% due 7/1/26	1,034,120
4,000,000	AAA	Mesa, AZ IDA, Discovery Health Systems, Series A, MBIA-Insured, 5.625% due 1/1/29	4,269,760
3,000,000	AAA	Phoenix, AZ Civic Improvement Corp. Airport Revenue, Sr. Lien, Series B, FGIC-Insured, 5.250% due 7/1/22 (d)	3,132,780
1,000,000	AA+	Phoenix, AZ GO, Series B, 5.000% due 7/1/27	1,018,080

			11,016,480

California - 9.6%
7,040,000	Ba1*	California Educational Facilities Authority Revenue, (Pooled College & University Project), Series A, (Call 7/1/08 @ 101), 5.625% due 7/1/23 (e)	6,425,619
6,000,000	A3*	California Health Facilities Authority Revenue, Cedars-Sinai Medical Center, Series A, 6.250% due 12/1/34	6,462,720
1,000,000	AA-	California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	1,109,150
5,000,000	AAA	California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25	5,158,100
2,000,000	A-1+	California Pollution Control Financing Authority PCR, 1.350% due 11/1/26 (c)	2,000,000
5,000,000	AAA	California State Department of Veterans Affairs Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	5,163,100
600,000	VMIG-1*	California State Department of Water Resources Supply Revenue, Series B-3, 1.310% due 5/1/22 (c)	600,000
7,375,000	AAA	Garden Grove, CA Agency for Community Development, Tax Allocation, AMBAC-Insured, 5.000% due 10/1/29 (b)	7,553,106
10,000,000	BBB	Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue, Series 2003-A-1, 6.750% due 6/1/39 (b)	9,343,100
7,000,000	AAA	Los Angeles County, CA COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33	7,260,260
3,340,000	AAA	Rancho Cucamonga, CA Redevelopment Agency Tax Allocation, (Rancho Redevelopment Project), MBIA-Insured, 5.125% due 9/1/30	3,423,767
2,750,000	AAA	Sacramento County, CA COP, (Public Facilities Project), MBIA-Insured, 5.375% due 2/1/19	2,943,270
5,000,000	AAA	San Diego, CA USD, Series E, FSA-Insured, 5.000% due 7/1/28	5,125,200
3,000,000	AAA	San Jose, CA Airport Revenue, Series D, MBIA-Insured, 5.000% due 3/1/28	3,068,280
3,000,000	AAA	San Mateo County Community College District COP, MBIA-Insured, 5.000% due 10/1/25	3,117,900
2,500,000	AAA	Santa Clara, CA Redevelopment Agency, Tax Allocation, (Bayshore North Project), MBIA-Insured, 5.000% due 6/1/23	2,613,275

			71,366,847

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc.

Schedule of Investments (unaudited) (continued) August 31, 2004

Face Amount	Rating(a)	Security	Value
Colorado - 7.5%
$4,000,000	AAA	Arapahoe County, CO Capital Improvement Trust Fund, E-470 Public Highway Authority Revenue, (Call 8/31/05 @ 103), 7.000% due 8/31/26 (e)(f)	$4,340,880
1,000,000	A	Aspen, CO Sales Tax Revenue, 5.400% due 11/1/19	1,070,900
4,000,000	AAA	Colorado Educational & Cultural Facilities Revenue Refunding, (University of Denver Project), AMBAC-Insured, 5.375% due 3/1/23	4,250,720
4,000,000	AAA	Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (g)	4,220,920
		Denver, CO City & County Airport Revenue, Series C:
10,945,000	A	6.125% due 11/15/25 (b)(d)(g)	12,798,974
13,630,000	Aaa*	6.125% due 11/15/25 (b)(d)	13,749,671
2,000,000	AAA	Denver, CO City & County COP, Series B, AMBAC-Insured (Call 12/1/10 @ 101), 5.500% due 12/1/25 (e)	2,307,960
1,700,000	AAA	El Paso County, CO COP, (Detention Facility Project), Series B, AMBAC-Insured, 5.000% due 12/1/23	1,768,578
		Garfield County, CO School District No. 2, GO, FSA-Insured:
2,300,000	Aaa*	5.000% due 12/1/23	2,392,782
1,000,000	Aaa*	5.000% due 12/1/25	1,028,500
7,320,000	AAA	University of Colorado, COP, Master Lease Purchase Agreement, Series A, AMBAC-Insured, 5.000% due 6/1/28 (b)	7,470,206

			55,400,091

Connecticut - 1.0%
		Connecticut State GO, Series B:
4,490,000	AA	5.500% due 6/15/21	4,948,968
1,600,000	AA	5.000% due 6/15/22	1,660,448
1,000,000	AAA	Connecticut State Health & Education Revenue, (Child Care Facilities Project), Series C, AMBAC-Insured, 5.625% due 7/1/29	1,071,620

			7,681,036

Delaware - 1.5%
10,000,000	AAA	Delaware State EDA, PCR, (Delmarva Project), Series B, AMBAC-Insured, 5.200% due 2/1/19 (b)	10,742,800

Florida - 4.0%
5,000,000	AAA	Florida State Board & Educational Capital Outlay GO, FSA-Insured, 5.000% due 6/1/24	5,171,550
3,000,000	AA+	Florida State Board of Education GO, Series A, 5.125% due 6/1/21	3,212,940
1,465,000	AAA	Florida State Department of Transportation GO, (Right of Way Project), FGIC-Insured, 5.000% due 7/1/25	1,511,323
600,000	VMIG-1*	Manatee County, FL Pollution Control Revenue Refunding, (Florida Power & Light Co. Project), 1.330% due 9/1/24 (c)	600,000
6,500,000	BBB-	Martin County, FL IDA, (Indiantown Cogeneration Project), Series A, 7.875% due 12/15/25 (d)	6,658,015
1,290,000	AAA	Miami Beach, FL Stormwater Revenue, FGIC-Insured, 5.375% due 9/1/30	1,357,093
2,000,000	Aaa*	Orange County, FL School Board COP, MBIA-Insured, Series A, 5.250% due 8/1/23	2,111,280
6,300,000	VMIG-1*	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 1.400% due 7/1/37 (c)	6,300,000
2,500,000	Aaa*	South Brevard, FL Recreational Facilities Improvement, Special District, AMBAC-Insured, 5.000% due 7/1/20	2,622,050

			29,544,251

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc.

Schedule of Investments (unaudited) (continued) August 31, 2004

Face Amount	Rating(a)	Security	Value
Georgia - 1.9%
$200,000	VMIG-1*	Atlanta, GA Water & Waste Water Revenue, Series C, FSA-Insured, 1.350%, due 11/1/41 (c)	$200,000
6,000,000	AAA	Augusta, GA Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	6,218,460
		Private Colleges & Universities Authority Revenue, (Mercer University Project):
2,180,000	Baa1*	5.750% due 10/1/21	2,334,170
		Series A:
2,000,000	Baa1*	5.250% due 10/1/25	1,984,800
1,000,000	Baa1*	5.375% due 10/1/29	1,003,160
2,000,000	NR	Savannah, GA EDA Revenue, (College of Arts & Design Inc. Project), (Call 10/1/09 @ 102), 6.900% due 10/1/29 (e)	2,409,700

			14,150,290

Hawaii – 0.6%
4,000,000	AAA	Hawaii State Department of Budget & Finance Special Purpose Revenue, Kaiser Permanente, Series A, 5.100% due 3/1/14 (g)	4,354,000

Illinois - 4.2%
4,095,000	AAA	Chicago, IL GO, Series D, FGIC-Insured, 5.500% due 1/1/35	4,341,069
7,400,000	AAA	Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31 (b)	7,842,890
		Illinois Development Finance Authority Revenue:
2,105,000	VMIG-1*	Francis W. Parker School Project, 1.350% due 4/1/29 (c)	2,105,000
1,060,000	VMIG-1*	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, 1.350% due 9/1/32 (c)	1,060,000
		Illinois Health Facilities Authority Revenue:
8,000,000	A	OSF Healthcare System, 6.250% due 11/15/29 (b)	8,461,440
1,400,000	VMIG-1*	University of Chicago Hospital Project, MBIA-Insured, 1.360% due 8/15/26 (c)	1,400,000
5,000,000	AAA	Illinois State GO, First Series, MBIA-Insured, (Call 6/1/10 @ 100), 5.625% due 6/1/25 (e)	5,730,200

			30,940,599

Indiana - 0.5%
3,000,000	BBB+	Indiana State Development Financing Authority Revenue, (USX Corp. Project), 5.250% due 12/1/22	3,329,580

Kansas - 1.3%
2,060,000	A-1	Kansas Development Finance Authority Revenue, Village Shalom Obligation Group, Series BB, 1.350% due 11/15/28 (c)	2,060,000
6,400,000	VMIG-1*	Kansas State Department of Transportation Highway Revenue, Series C-3, 1.300% due 9/1/19 (c)	6,400,000
1,250,000	AAA	Scott County, KS GO, USD No. 446, FGIC-Insured, 5.000% due 9/1/22	1,303,513

			9,763,513

Kentucky – 0.2%
1,300,000	VMIG-1*	Breckinridge County, KY Lease Program Revenue, 1.350% due 2/1/32 (c)	1,300,000

Maine – 0.3%
2,085,000	AA+	Maine State Housing Authority Mortgage Revenue, Series C, 5.300% due 11/15/23	2,137,479

Maryland – 1.2%
		Baltimore, MD Wastewater Project Revenue, Series A, FGIC-Insured:
2,500,000	AAA	5.125% due 7/1/32	2,578,675
3,385,000	AAA	5.200% due 7/1/32	3,532,857
3,075,000	AA-	Maryland State Health & Higher Educational Facilities Authority Revenue, Johns Hopkins Hospital Issue, 5.000% due 11/15/26	3,122,386

			9,233,918

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc.

Schedule of Investments (unaudited) (continued) August 31, 2004

Face Amount	Rating(a)	Security	Value
Massachusetts - 4.7%
$2,000,000	Baa3*	Boston, MA Industrial Development Financing Authority, Sr. Revenue Bonds, (Cross-Town Center Project), Series 2002, 6.500% due 9/1/35 (d)	$1,999,980
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A:
2,430,000	AAA	Call 7/1/10 @ 100, 5.500% due 7/1/30 (e)	2,759,459
570,000	AAA	Unrefunded Balance, 5.500% due 7/1/30	603,989
1,125,000	Aaa*	Massachusetts Development Finance Agency, Merrimack College Issue, MBIA-insured, 5.200% due 7/1/32	1,166,636
1,850,000	AAA	Massachusetts Health & Educational Facilities Authority, University of Massachusetts Issue, Series C, FGIC-Insured, 5.125% due 10/1/27	1,902,263
17,000,000	AA-	Massachusetts State GO, Consolidated Loan of 2002, Series C, (Call 11/1/12 @ 100), 5.250% due 11/1/30 (b)(e)	19,146,760
5,000,000	AAA	Massachusetts State Special Obligation Revenue, Series A, FGIC-Insured, 5.000% due 6/1/21	5,258,400
2,000,000	AAA	University of Massachusetts Building Authority Project Revenue, Series 2004-1, AMBAC-Insured, 5.250% due 11/1/25	2,129,520

			34,967,007

Michigan - 2.4%
5,000,000	AA+	East Lansing, MI School District GO, Q-SBLF-Insured, 5.625% due 5/1/30	5,303,650
		Michigan State COP, AMBAC-Insured:
2,345,000	AAA	5.500% due 6/1/19 (f)	2,585,738
6,000,000	AAA	5.500% due 6/1/27	6,378,300
2,500,000	AA-	Michigan State Hospital Finance Authority Revenue Refunding, Trinity Health Credit, Series C, 5.375% due 12/1/23	2,589,850
12,000,000	NR	Michigan State Strategic Fund Resources Recovery, Limited Obligation Revenue, (Central Wayne Energy Recovery L.P. Project), Series A, 7.000% due 7/1/27 (d)(h)	600,000

			17,457,538

Minnesota - 2.1%
1,500,000	AAA	Dakota County, MN Community Development Agency, MFH Revenue, FNMA-Collateralized, 5.625% due 2/1/26	1,559,565
7,000,000	A3*	Minneapolis, MN Healthcare System Revenue, Allina Health System, Series A, 6.000% due 11/15/23 (b)	7,446,180
		Minneapolis & St. Paul, MN Community Airport Revenue, FGIC-Insured:
2,000,000	AAA	Series A, 5.125% due 1/1/25	2,057,880
4,000,000	AAA	Sub-series C, 5.250% due 1/1/26	4,147,760
630,000	AA+	Minnesota State Housing Financing Agency, Single-Family Mortgage, Series I, 5.500% due 1/1/17	655,358

			15,866,743

Missouri - 3.4%
1,500,000	AAA	Greene County, MO Reorganized School District No. R-8 GO, FSA-Insured, 5.100% due 3/1/22	1,579,125
21,000,000	Aaa*	Missouri State Environmental Improvement & Energy Resource Authority, (Water Pollution Revolving Funds Program), Series B, 5.000% due 1/1/24 (b)	21,876,120
2,000,000	AAA	St. Louis, MO Airport Revenue, Airport Development Program, Series A, MBIA-Insured, 5.125% due 7/1/22	2,082,200

			25,537,445

Montana - 1.0%
$10,080,000	NR	Montana State Board Investment Resource Recovery Revenue, (Yellowstone Energy L.P. Project), 7.000% due 12/31/19 (d)	7,321,507

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc.

Schedule of Investments (unaudited) (continued) August 31, 2004

Face Amount	Rating(a)	Security	Value
New Jersey - 7.0%
$5,200,000	A+	Hudson County, NJ Improvement Authority, 6.624% due 8/1/25	$5,216,016
1,000,000	BBB-	Middlesex County, NJ Pollution Control Authority Revenue Refunding, Pollution Control Financing, (Amerada Hess Corp. Project), 5.750% due 9/15/32	1,026,940
		New Jersey EDA:
3,125,000	BBB	PCR Refunding, (PSEG Power LLC Project), 5.000% due 3/1/12	3,203,469
1,000,000	A+	Revenue, (School Facilities-Construction), Series F, 5.000% due 6/15/28	1,015,560
		New Jersey Health Care Facilities Financing Authority Revenue:
3,875,000	AAA	Engelwood Hospital, FHA/MBIA-Insured, 5.000% due 8/1/23	4,023,528
8,000,000	A+	Robert Wood Johnson University Hospital, 5.700% due 7/1/20 (b)	8,588,480
2,395,000	AAA	New Jersey State Highway Authority, Garden State Parkway General Revenue, (Call 1/1/10 @ 101), 5.625% due 1/1/30 (e)	2,750,825
1,350,000	A-	South Jersey Port Corp., NJ Revenue Refunding, 5.000% due 1/1/26	1,356,304
		Tobacco Settlement Financing Corp., NJ Asset-Backed Bonds:
9,705,000	BBB	5.750% due 6/1/32 (b)	8,796,903
15,000,000	BBB	6.000% due 6/1/37 (b)	12,663,000
3,390,000	BBB	6.125% due 6/1/42	2,872,788

			51,513,813

New Mexico - 0.2%
1,320,000	AAA	New Mexico Mortgage Financing Authority, Single-Family Mortgages Revenue, Series D-3, 5.625% due 9/1/28 (f)	1,353,370

New York - 2.9%
		Nassau Health Care Corp., NY Health Systems Revenue, FSA-Insured:
2,000,000	AAA	5.500% due 8/1/19	2,194,600
3,000,000	AAA	5.750% due 8/1/29	3,228,210
6,000,000	AA+	New York City, NY Municipal Water Financing Authority, Water & Sewer System Revenue, Series D, 5.250% due 6/15/25	6,316,500
		New York State Dormitory Authority Revenue:
5,000,000	AAA	Series B, FSA-Insured, (Call 5/15/10 @ 101), 5.500% due 5/15/30 (e)	5,769,150
1,000,000	AAA	Willow Towers Inc. Project, GNMA-Collateralized, 5.250% due 2/1/22	1,047,600
3,000,000	AAA	New York State Thruway Authority Highway & Bridge Revenue, Series B-1, FGIC-Insured, 5.400% due 4/1/17	3,268,170

			21,824,230

North Carolina - 0.8%
1,750,000	AA+	Charlotte, NC COP, (Governmental Facilities Projects), Series G, 5.000% due 6/1/28	1,782,130
1,615,000	AAA	Harnett County, NC GO, Refunded Custody Receipts, AMBAC-Insured, 5.250% due 6/1/24	1,712,207
		North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, (Elizabeth City State University Housing Foundation LLC Project), Series A, AMBAC-Insured:
1,000,000	AAA	5.000% due 6/1/23	1,043,100
1,250,000	AAA	5.000% due 6/1/33	1,272,063

			5,809,500

Ohio - 9.4%
4,500,000	Aa2*	Bexley, OH City School District GO, 5.125% due 12/1/27	4,594,815
2,000,000	AAA	Canton, OH City School District GO, Series A, MBIA-Insured, 5.500% due 12/1/20	2,220,140
1,300,000	AA+	Cincinnati, OH Water System Revenue, 5.125% due 12/1/21	1,373,814
3,000,000	AAA	Cuyahoga County, OH Hospital Revenue Refunding, University Hospitals Health System Inc., AMBAC-Insured, 5.500% due 1/15/30	3,156,480

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc.

Schedule of Investments (unaudited) (continued) August 31, 2004

Face Amount	Rating(a)	Security	Value
Ohio - 9.4% (continued)
$25,000,000	Aaa*	Hamilton County, OH Sales Tax Revenue, AMBAC-Insured, 5.250% due 12/1/32 (b)	$25,885,250
2,000,000	AAA	Hamilton County, OH Hospital Facilites Revenue, Cincinnati Children’s Hospital, Series J, FGIC-Insured, 5.250% due 5/15/23	2,124,800
7,500,000	AA-	Lorain County, OH Hospital Revenue, Catholic Healthcare Partners, 5.375% due 10/1/30 (b)	7,619,925
5,990,000	AAA	Lucas County, OH Hospital Revenue, Promedic Healthcare Obligation Group, AMBAC-Insured, 5.375% due 11/15/29	6,221,214
3,025,000	Aaa*	Muskingum County, OH GO, Refunding & County Facilities Improvement, MBIA-Insured, 5.125% due 12/1/19	3,227,584
1,375,000	AAA	Ohio State Higher Educational Facility Commission Revenue, (University of Dayton Project), AMBAC-Insured, 5.500% due 12/1/25	1,483,583
2,500,000	AAA	Portage County, OH GO, MBIA-Insured, 5.250% due 12/1/17	2,747,425
1,500,000	A3*	Steubenville, OH Hospital Revenue, 6.375% due 10/1/20	1,594,770
		Summit County, OH GO, FGIC-Insured:
1,000,000	AAA	5.000% due 12/1/21	1,055,210
500,000	AAA	5.000% due 12/1/22	523,715
1,500,000	Aaa*	Trumbull County, OH GO, MBIA-Insured, 5.200% due 12/1/20	1,621,830
2,000,000	AAA	University of Cincinnati, OH General Receipts Revenue, Series A, FGIC-Insured, 5.250% due 6/1/24	2,113,100
1,500,000	AAA	Warrensville Heights, OH GO, City School District, School Improvements, FGIC-Insured, 5.625% due 12/1/20 (f)	1,692,090

			69,255,745

Oregon - 2.1%
3,210,000	AA	Clackamas County, OR Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	3,520,632
4,895,000	AA+	Oregon State Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/23	5,150,519
6,750,000	AA	Oregon State Veterans Welfare GO, Series 82, 5.500% due 12/1/42	6,970,252

			15,641,403

Pennsylvania - 4.0%
1,000,000	VIMG-1*	Geisinger Authority, PA Health System Revenue, Geisinger Health System Foundation, 1.350% due 8/1/28 (c)	1,000,000
3,000,000	BBB+	Pennsylvania State Higher Educational Facilities Authority Revenue, 5.000% due 7/15/20	3,029,790
		State Public School Building Authority, School Revenue, (Philadelphia School District Project), FSA-Insured:
18,745,000	AAA	5.250% due 6/1/26 (b)	19,695,372
5,540,000	AAA	5.250% due 6/1/27	5,808,634

			29,533,796

Rhode Island - 0.0%
100,000	A-1+	Rhode Island Health & Educational Building Corporation Revenue, (Butler Hospital & Kent County Memorial Hospital), 1.370% due 9/1/32 (c)	100,000

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc.

Schedule of Investments (unaudited) (continued) August 31, 2004

Face Amount	Rating(a)	Security	Value
South Carolina - 4.5%
$10,000,000	A3*	Berkeley County, SC PCR, 4.875% due 10/1/14 (b)	$10,583,400
1,000,000	A	Dorchester County, SC School District No. 2 Installment Purchase Revenue, Growth Remedy Opportunity Tax Hike, 5.250% due 12/1/29	1,009,390
15,000,000	AA-	Greenville County, SC School District Installment Purchase Revenue, 5.500% due 12/1/28 (b)	15,683,100
		South Carolina Transportation Infrastructure Bank Revenue, Series A:
2,505,000	Aaa*	Pre-refunded - Escrowed with state and local government securities to 10/1/11 (Call @ 100), AMBAC-Insured, 5.125% due 10/1/31	2,836,988
3,000,000	AAA	Pre-refunded - Escrowed with state and local government securities to 10/1/09 (Call @ 101), MBIA-Insured, 5.500% due 10/1/30	3,437,580

			33,550,458

Tennessee - 3.1%
		Blount County, TN Public Building Authority Revenue, Local Government Public Improvement, AMBAC-Insured:
200,000	VMIG-1*	Series A-1-E, 1.360% due 6/1/22 (c)	200,000
200,000	VMIG-1*	Series A-1-G, 1.360% due 6/1/17 (c)	200,000
1,200,000	VMIG-1*	Series A-3-A, 1.360% due 6/1/26 (c)	1,200,000
575,000	VMIG-1*	Clarksville TN, Public Building Authority Revenue, 1.370% due 7/1/31 (c)	575,000
1,150,000	NR	Hardeman County, TN Correctional Facilities Revenue, Correctional Facilities Corp., 7.750% due 8/1/17	1,203,441
1,000,000	VMIG-1*	Knoxville, TN Utilities Board Revenue, FSA-Insured, 1.350% due 1/15/05 (c)	1,000,000
6,420,000	AAA	Memphis-Shelby County, TN Sports Authority Income Revenue, (Memphis Arena Project), Series A, AMBAC-Insured, 5.125% due 11/1/21	6,835,502
		Sevier County, TN Public Building Authority, Local Government Public Improvement Revenue:
		AMBAC-Insured:
1,000,000	VMIG-1*	Series IV-E-3, 1.360% due 6/1/24 (c)	1,000,000
3,420,000	VMIG-1*	Series IV-F-1, 1.360% due 6/1/25 (c)	3,420,000
3,300,000	VMIG-1*	Series IV-H-1, 1.360% due 6/1/25 (c)	3,300,000
		FSA-Insured:
100,000	VMIG-1*	Series IV-B-11, 1.360% due 6/1/25 (c)	100,000
200,000	VMIG-1*	Series IV-B-12, 1.360% due 6/1/20 (c)	200,000
3,000,000	AA	Tennessee State, GO Series A, (Call 3/1/10 @ 100), 5.250% due 3/1/17 (e)	3,375,150

			22,609,093

Texas - 4.9%
		Bell County, TX Health Facility Development Corp. Revenue, Scott & White Memorial Hospital & Sherwood and Brindley Foundation, MBIA-Insured:
395,000	VMIG-1*	Series B-2, 1.350% due 8/15/29 (c)	395,000
2,000,000	VMIG-1*	Series 2001-1, 1.350% due 8/15/31 (c)	2,000,000
1,595,000	AAA	Burleson, TX ISD, GO, PSFG, 6.750% due 8/1/24	1,731,309
		Dallas Fort Worth, TX International Airport Facility Improvement Corp. Revenue, (American Airlines Inc. Project):
12,000,000	B2*	6.375% due 5/1/35 (b)(d)	7,500,360
3,000,000	B2*	Series B, 6.050% due 5/1/29 (d)	2,873,430
		Harris County, TX Health Facilities Development Corp., Hospital Revenue:
11,000,000	A-1+	Methodist Hospital, 1.350% due 12/1/32 (c)	11,000,000
1,000,000	AAA	School Health Care Systems Refunding, Series B, 5.750% due 7/1/27 (g)	1,144,360
8,440,000	A-1+	St. Luke’s Episcopal Hospital Refunding, Series B, 1.350% due 2/15/31 (c)	8,440,000
1,250,000	VMIG-1*	Texas Medical Center Project, MBIA-Insured, 1.350% due 9/1/31 (c)	1,250,000

			36,334,459

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc.

Schedule of Investments (unaudited) (continued) August 31, 2004

Face Amount	Rating(a)	Security	Value
Virginia - 4.2%
$3,000,000	BBB+	Chesapeake, VA IDA Revenue, Remarketed 11/8/02, 5.250% due 2/1/08	$3,120,870
3,000,000	A3*	Chesterfield County, VA IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, Series A, 5.875% due 6/1/17	3,312,060
1,500,000	AAA	Fairfax County Water Authority Water Revenue, 5.000% due 4/1/26	1,544,835
500,000	VMIG-1*	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institution, Series A, 1.340% due 2/15/38 (c)	500,000
2,430,000	VMIG-1*	Roanoke, VA IDA, Hospital Revenue, Carilion Health System, Series B, 1.350% due 7/1/27 (c)	2,430,000
10,000,000	AAA	Virginia State HDA, Commonwealth Mortgage Revenue, Series H, Sub-series H-1 MBIA-Insured, 5.350% due 7/1/31 (b)	10,257,800
		Virginia State HDA, MFH Revenue:
1,235,000	AAA	Series H, AMBAC-Insured, 6.300% due 11/1/15 (f)	1,274,285
		Series K:
600,000	AA+	5.800% due 11/1/10	626,220
925,000	AA+	5.900% due 11/1/11	964,294
7,000,000	A3*	York County, VA IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	7,433,510

			31,463,874

Washington - 1.3%
22,685,000	AAA	Chelan County, WA GO, Public Utilities, District No. 1, Columbus River Rock, Series A, MBIA-Insured, zero coupon due 6/1/22 (b)	9,265,915
100,000	VMIG1*	Washington State Housing Finance Commission Revenue, Rockwood Retirement Program, Spokane United Methodist Homes, 1.380% due 1/1/30 (c)	100,000

			9,365,915

West Virginia - 1.2%
		West Virginia State Housing Development Fund, Housing Finance Revenue:
3,845,000	AAA	Series B, 5.300% due 5/1/24	3,977,614
5,000,000	AAA	Series C, 5.350% due 11/1/27	5,172,150

			9,149,764

Wisconsin - 0.5%
1,290,000	AA	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Series A, 5.650% due 11/1/23	1,301,778
		Wisconsin State Health & Educational Facilities Authority Revenue:
1,100,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,127,280
1,250,000	AAA	The Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,350,225

			3,779,283

Wyoming - 0.1%
		Uinta County, WY PCR, (Chevron USA Inc. Project):
100,000	P-1*	1.350% due 4/1/10 (c)	100,000
700,000	P-1*	1.350% due 8/15/20 (c)	700,000

			800,000

		TOTAL INVESTMENTS - 98.9% (Cost-$710,962,441**)	732,373,989
		Other Assets in Excess of Liabilities - 1.1%	8,285,395

		TOTAL NET ASSETS - 100.0%	$740,659,384

See Notes to Schedule of Investments.

Managed Municipals Portfolio Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2004

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those that are identified by an asterisk (*) which are rated by Moody’s Investor’s Service.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(e)	Pre-Refunded bonds are escrowed by U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(h)	Security is currently in default.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 10 through 11 for definitions of ratings and certain abbreviations.

Summary of Investments by Industry***

Hospitals	17.0%
Transportation	13.3
Education	13.1
General Obligation	12.9
Water and Sewer	7.1
Pollution Control	7.0
Tobacco	4.6
Utilities	3.8
Single-Family Housing	3.3
Other	17.9

100.0%

***	As a percentage of total investments. Please note that Fund holdings are as of 8/31/2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings

(unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG-1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Abbreviations*

(unaudited)

ABAG — Association of Bay Area Governments	ISO — Independent System Operator
AIG — American International Guaranty	LOC — Letter of Credit
AMBAC — Ambac Assurance Corporation	MBIA — Municipal Bond Investors Assurance Corporation
AMT — Alternative Minimum Tax	MERLOT — Municipal Exempt Receipts LiquidityOptional Tender
BAN — Bond Anticipation Notes	MFH — Multi-Family Housing
BIG — Bond Investors Guaranty	MSTC — Municipal Securities Trust Certificates
CDA — Community Development Authority	MUD — Municipal Utilities District
CGIC— Capital Guaranty Insurance Company	MVRICS — Municipal Variable Rate Inverse Coupon Security
CHFCLI — California Health Facility Construction Loan Insurance	PART — Partnership Structure
CONNIE LEE — College Construction Loan Insurance Association	PCFA — Pollution Control Finance Authority
COP — Certificate of Participation	PCR — Pollution Control Revenue
CSD — Central School District	PFA — Public Finance Authority
CTFS — Certificates	PFC — Public Finance Corporation
DFA — Development Finance Agency	PSFG — Permanent School Fund Guaranty
EDA — Economic Development Authority	Q-SBLF — Qualified School Bond Loan Fund
EFA — Educational Facilities Authority	Radian — Radian Asset Assurance
ETM — Escrowed to Maturity	RAN — Revenue Anticipation Notes
FGIC — Financial Guaranty Insurance Company	RAW — Revenue Anticipation Warrants
FHA — Federal Housing Administration	RDA — Redevelopment Agency
FHLMC — Federal Home Loan Mortgage Corporation	RIBS — Residual Interest Bonds
FLAIRS — Floating Adjustable Interest Rate Securities	RITES — Residual Interest Tax-Exempt Securities
FNMA — Federal National Mortgage Association	SPA — Standby Bond Purchase Agreement
FRTC — Floating Rate Trust Certificates	SWAP — Swap Structure
FSA — Federal Savings Association	SYCC — Structured Yield Curve Certificate
GIC — Guaranteed Investment Contract	TAN — Tax Anticipation Notes
GNMA — Government National Mortgage Association	TCRS — Transferable Custodial Receipts
GO — General Obligation	TECP — Tax Exempt Commercial Paper
HDA — Housing Development Authority	TFA — Transitional Finance Authority
HDC — Housing Development Corporation	TOB — Tender Option Bond Structure
HEFA — Health & Educational Facilities Authority	TRAN — Tax and Revenue Anticipation Notes
HFA — Housing Finance Authority	UFSD — Unified Free School District
IBC — Insured Bond Certificates	UHSD — Unified High School District
IDA — Industrial Development Authority	USD — Unified School District
IDB — Industrial Development Board	VA — Veterans Administration
IDR — Industrial Development Revenue	VRDD — Variable Rate Daily Demand
IFA — Industrial Finance Agency	VRDO — Variable Rate Demand Obligation
INFLOS — Inverse Floaters	VRWE — Variable Rate Wednesday Demand
ISD — Independent School District	XLCA — XL Capital Assurance

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Managed Municipals Portfolio Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Futures Contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(c) Investment Transactions. Security transactions are accounted for on trade date.

2. Investments

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$43,499,652
Gross unrealized depreciation	(22,088,104)

Net unrealized appreciation	$21,411,548

Notes to Schedule of Investments (unaudited) (continued)

3. Future Contracts

At August 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 20 Year Bond, 6.000%	505	9/04	$52,713,664	$56,828,281	$(4,114,617)
U.S. Treasury 20 Year Bond, 6.000%	1,965	12/04	216,696,129	218,729,062	(2,032,933)

Net Unrealized Loss on Open Futures Contracts					$(6,147,550)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Municipals Portfolio Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2004

By:	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer

Date:	October 28, 2004